Significant accounting judgements, estimates and assumptions - Additional information (Detail) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2018	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill			$ 28,484	$ 28,484	$ 28,484	$ 0
Tax rate	35.00%	30.00%	30.00%	30.00%	30.00%	35.00%
Asset retirement obligations			$ 16,253	$ 21,748	$ 16,253	$ 15,642
Agua Amarga and Entre Lomas [Member]
Disclosure of information for cash-generating units [line items]
Impairment loss Or (reversal of impairment loss)		$ 0				$ (5,290)
Bottom of range [member]
Disclosure of information for cash-generating units [line items]
Percentage of risk				70.00%
Top of range [member]
Disclosure of information for cash-generating units [line items]
Percentage of risk				100.00%
Argentina [Member]
Disclosure of information for cash-generating units [line items]
Tax rate				30.00%